Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On July 28, 2023, Glory Star Beijing entered into a three-year loan arrangement with Ximen International Bank, pursuant to which the Company borrowed a loan of $1,732 for working capital, which bears a fixed interest rate of 5.5% with due date on July 27, 2026. The loan is guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors.